Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation cost
Number of preceding years considered for estimating forfeiture	5 years
Share-based Compensation Expense	¥ 2,404,089	¥ 2,471,731	¥ 1,984,851
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	758,810	757,341	818,101
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	84,920	102,638	90,271
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	797,120	787,200	576,629
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 763,239	¥ 824,552	¥ 499,850